[redacted]

13002622

CERT NYS
1- 02979

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
JUL 22 2013
Washington, DC 20549

July 22, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, WELLS FARGO & COMPANY, Depositary Shares, each representing a 1/1,000th interest in a share of 5.85% Fixed-to-Floating Rate Non- Cumulative Perpetual Class A Preferred Stock, Series Q of Wells Fargo & Company, no par value, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 22, 2013. Tentative listing date – July 23, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com